CONCENTRATIONS (Details) $ in Millions	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2024 CNY (¥)
China
CONCENTRATIONS
Cash was on deposit at financial institutions	¥ 66,200,000		$ 9.1		¥ 90,300,000
Maximum insured bank deposit | ¥	500,000
Unprotected cash held in banks	60,400,000		8.3		84,400,000
Hong Kong
CONCENTRATIONS
Cash was on deposit at financial institutions	79,100,000		10.8		108,700,000
Maximum insured bank deposit | $				$ 800,000
Unprotected cash held in banks	¥ 76,500,000		$ 10.5		¥ 105,500,000
CNPC | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage	50.00%	56.00%
CNPC | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	29.00%	34.00%
SINOPEC | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage	8.00%	19.00%
SINOPEC | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	21.00%
SINOPEC | Customer one | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage		14.00%
CNOOC | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage	9.00%	15.00%
CNOOC | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	9.00%	21.00%
Another customer | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage	33.00%	10.00%
Another customer | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	40.00%	30.00%